Earnings Per Share - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 15, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 02, 2009
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Priority return preference equal to per share amount					$ 90
Internal rate of return (priority preference) on the base amount					12.00%
Options outstanding to purchase Class A shares		2,681,313	315,563	318,000
Dividend declared per share	$ 8.00
Dividend declared	$ 511,041